Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Other accounts payable	$ 53,969	$ 53,145
Government institutions [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	29,485	29,816
Accrued royalties to the IIA [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	843	276
Accrued expenses and other current liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	$ 23,641	$ 23,053